UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Medalist Partners MBS Total Return Fund
Class A | SEMOX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.18%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR_SAR_00768D152

Medalist Partners MBS Total Return Fund
Institutional Class | SEMMX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.93%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR_SAR_00770X758

Medalist Partners MBS Total Return Fund
Investor Class | SEMPX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.18%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR_SAR_00770X741

Medalist Partners Short Duration Fund
Institutional Class | SEMIX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$308,158,046
Number of Holdings	177
Portfolio Turnover	39%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/
Medalist Partners Short Duration Fund	PAGE 1	TSR_SAR_00770X592

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 2	TSR_SAR_00770X592

Medalist Partners Short Duration Fund
Investor Class | SEMRX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.85%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$308,158,046
Number of Holdings	177
Portfolio Turnover	39%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/
Medalist Partners Short Duration Fund	PAGE 1	TSR_SAR_00770X618

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 2	TSR_SAR_00770X618

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ADVISORS SERIES TRUST
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Core Financial Statements
May 31, 2024

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 58.2%
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027(a)	$33,665	$32,730
AMSR Trust
Series 2020-SFR4, Class G1, 4.00%, 11/17/2037(b)	750,000	715,965
Series 2021-SFR3, Class H, 4.90%, 10/17/2038(b)	1,750,000	1,596,656
Angel Oak Mortgage Trust, Series 2023-6, Class A3, 6.50%, 12/25/2067(a)(b)	882,406	885,154
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	246,575	245,802
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 5.41%, 05/20/2036(c)	5,703	4,876
Series 2008-R4, Class 1A4, 5.88% (1 mo. Term SOFR + 0.56%), 07/25/2037(b)	1,107,888	731,175
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(b)	1,335,000	1,332,037
Chase Mortgage Finance Corp., Series 2020-CL1, Class M4, 9.79% (1 mo. Term SOFR + 4.46%), 10/25/2057(b)	265,098	270,048
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.25%, 12/25/2034(c)	3,725	3,545
COLT Funding LLC, Series 2022-6, Class A2, 4.65%, 06/27/2067(a)(b)	1,621,368	1,572,892
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066(b)(c)	1,578,000	1,040,253
Series 2021-4, Class B2, 4.14%, 10/25/2066(b)(c)	2,625,000	1,720,772
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031(c)	62,433	7,098
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052(b)	1,600,000	1,495,709

	Par	Value
Series 2019-1, Class E, 5.52%, 03/15/2052(b)(c)	$242,500	$226,252
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.40%, 09/25/2034(c)	189,935	171,110
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,374	2,375
Series 2006-OA3, Class 1A1, 5.84% (1 mo. Term SOFR + 0.51%), 05/25/2036	7,042	6,241
Series 2006-OA9, Class 1A1, 5.63% (1 mo. Term SOFR + 0.31%), 07/20/2046	22,257	18,178
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050(b)(c)	4,228,000	3,641,557
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050(b)(c)	5,459,650	4,463,585
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065(b)(c)	3,200,000	2,671,563
Series 2021-4, Class B2, 4.45%, 11/25/2066(b)(c)	4,000,000	2,971,104
Eagle Re Ltd., Series 2023-1, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 09/26/2033(b)	727,000	731,366
Flagstar Mortgage Trust, Series 2018-1, Class B5, 3.94%, 03/25/2048(b)(c)	1,206,000	819,149
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038(b)	2,811,000	2,449,067
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.06% (1 mo. Term SOFR + 0.73%), 10/25/2045	15,502,942	14,199,669
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 5.58% (1 mo. Term SOFR + 0.25%), 03/25/2036	24,577	7,966
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.47%, 11/25/2049(b)(c)(d)	1,232,439	962,185
Series 2019-5, Class B6, 4.32%, 11/25/2049(b)(c)	3,606,176	2,131,419

The accompanying notes are an integral part of these financial statements.

1

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Series 2019-HYB1, Class B4, 4.90%, 10/25/2049(b)(c)	$4,864,487	$4,931,418
Series 2020-2, Class B6Z, 7.11%, 07/25/2050(b)(c)	3,864,437	2,687,629
Series 2021-3, Class A3X, 0.50%, 07/25/2051(b)(c)(e)	57,822,646	1,660,357
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 8.07% (30 day avg SOFR US + 2.75%), 03/25/2051(b)	928,469	890,075
Series 2021-CL1, Class M5, 9.17% (30 day avg SOFR US + 3.85%), 03/25/2051(b)	631,958	579,460
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 6.44% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,989,100	1,527,906
Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069(b)(c)	2,245,863	1,857,715
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058(b)(c)	2,034,000	1,671,098
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058(b)(c)	1,813,000	1,503,700
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056(b)(c)	2,326,000	1,652,559
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063(a)(b)	1,577,345	1,570,618
Series 2024-NQM2, Class M1, 6.86%, 12/25/2063(b)(c)	1,238,000	1,250,007
Pretium Mortgage Credit Partners LLC, Series 2021-NPL6, Class A2, 5.07%, 07/25/2051(a)(b)	2,250,000	2,089,591
Progress Residential Trust, Series 2020-SFR3, Class H, 6.23%, 10/17/2027(b)	1,000,000	973,837
PRPM LLC
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(b)	772,838	739,518
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(b)	1,758,000	1,585,329

	Par	Value
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034(a)	$1,114	$1,087
Radnor Re Ltd.
Series 2023-1, Class M1A, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2033(b)	1,000,000	1,011,392
Series 2023-1, Class M1B, 9.67% (30 day avg SOFR US + 4.35%), 07/25/2033(b)	1,250,000	1,308,106
RALI Series Trust, Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036(c)(e)	4,568,435	93,173
RAMP Series Trust, Series 2007-RS1, Class A3, 5.78% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,218,433
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS18, Class 1A1, 6.04% (1 mo. Term SOFR + 0.71%), 12/25/2036	2,237,036	1,860,883
Series 2008-QR1, Class 2A1, 5.94% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,341,981	974,807
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 6.30% (1 mo. Term SOFR + 0.97%), 03/25/2033(b)	392,727	368,067
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 2.74%, 11/25/2057(c)	3,160,551	1,072,875
Series 2018-2, Class XSIO, 0.07%, 11/25/2057(c)(e)	390,042,410	1,049,019
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(b)(c)	860,937	840,947
Star Trust Series 2021-SFR1, Class H, 9.88% (1 mo. Term SOFR + 4.56%), 04/17/2038(b)	1,000,000	945,174
Series 2021-SFR2, Class H, 9.58% (1 mo. Term SOFR + 4.26%), 01/17/2039(b)	746,643	711,623
Starwood Mortgage Residential Trust, Series 2020-INV1, Class B2, 4.26%, 11/25/2055(b)	1,000,000	813,127

The accompanying notes are an integral part of these financial statements.

2

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.17%, 11/25/2035(c)	$19,189	$16,848
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(b)	1,200,000	1,210,389
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.92%, 03/25/2058(b)(c)	2,750,000	2,051,048
Series 2019-1, Class B2, 3.79%, 03/25/2058(b)(c)	4,000,000	2,960,370
Series 2019-HY1, Class B3, 7.59% (1 mo. Term SOFR + 2.26%), 10/25/2048(b)	6,170,000	5,711,094
Series 2019-HY2, Class B4, 7.69% (1 mo. Term SOFR + 2.36%), 05/25/2058(b)	1,836,000	1,579,957
Series 2019-HY3, Class B1, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	4,704,000	4,519,827
Series 2019-HY3, Class B2, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	3,320,000	3,062,029
Series 2019-HY3, Class B3, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	1,106,000	1,005,312
Series 2019-HY3, Class B4, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	1,105,000	962,121
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 2.49%, 11/27/2051(a)(b)	1,844,160	1,796,179
Series 2021-NP11, Class A1, 1.87%, 08/25/2051(a)(b)	901,970	868,114
Series 2021-NPL2, Class A1, 4.89%, 02/27/2051(a)(b)	774,725	745,941
Series 2021-NPL4, Class A2, 4.95%, 03/27/2051(a)(b)	1,524,897	1,351,966
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051(a)(b)	1,819,805	1,803,022
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059(b)(c)	1,000,000	908,113

	Par	Value
Series 2021-5, Class B2, 3.94%, 09/25/2066(b)(c)	$1,750,000	$1,200,211
Series 2021-8, Class B2, 4.33%, 11/25/2066(b)(c)	288,000	205,549
Series 2021-R3, Class B2, 4.07%, 04/25/2064(b)(c)	3,081,000	2,465,099
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,674,926	2,240,211
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $149,577,912)		124,230,428
COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 19.9%
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 5.90% (1 mo. Term SOFR + 0.58%), 07/25/2036(b)	519,710	490,838
Series 2006-2A, Class M3, 5.96% (1 mo. Term SOFR + 0.64%), 07/25/2036(b)	751,259	707,876
Series 2006-3A, Class M1, 5.95% (1 mo. Term SOFR + 0.62%), 10/25/2036(b)	563,094	536,327
BPR Trust, Series 2023-STON, Class D, 7.87%, 12/05/2039(b)(c)	2,500,000	2,451,849
BX Trust
Series 2018-GW, Class D, 7.38% (1 mo. Term SOFR + 2.07%), 05/15/2035(b)	1,895,000	1,887,796
Series 2021-ARIA, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 10/15/2036(b)	1,670,000	1,643,475
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)	1,000,000	991,210
BXMT Ltd., Series 2020-FL3, Class A, 6.84% (1 mo. Term SOFR + 1.51%), 11/15/2037(b)	1,607,082	1,570,130
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class B1, 13.07% (30 day avg SOFR US + 7.75%), 01/25/2051(b)	3,043,000	3,317,867

The accompanying notes are an integral part of these financial statements.

3

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Series 2021-MN2, Class M2, 8.67% (30 day avg SOFR US + 3.35%), 07/25/2041(b)	$2,500,000	$2,365,452
Series 2021-MN3, Class B1, 12.17% (30 day avg SOFR US + 6.85%), 11/25/2051(b)	6,063,000	5,920,318
GPMT 2021-FL4 Ltd., Series 2021-FL4, Class C, 7.79% (1 mo. Term SOFR + 2.46%), 12/15/2036(b)	2,500,000	2,276,016
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 8.95% (1 mo. Term SOFR + 3.63%), 03/15/2041(b)	2,075,000	2,080,947
Greystone Commercial Real Estate Notes, Series 2019-FL2, Class B, 7.03% (1 mo. Term SOFR + 1.71%), 09/15/2037(b)	2,788,000	2,789,776
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.97% (1 mo. Term SOFR + 1.65%), 06/15/2038(b)	2,000,000	1,854,924
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032(b)	1,150,000	1,003,065
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 10.94% (30 day avg SOFR US + 5.61%), 10/25/2049(b)	2,384,000	2,377,363
Series 2019-01, Class M10, 8.69% (30 day avg SOFR US + 3.36%), 10/25/2049(b)	2,165,824	2,169,574
Multi-Family Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 9.10% (1 mo. Term SOFR + 3.78%), 10/19/2038(b)	1,000,000	1,007,755
Series 2024-FL14, Class D, 10.16% (1 mo. Term SOFR + 4.84%), 03/19/2039(b)	2,500,000	2,546,907
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/2047(b)(c)	2,084,519	1,798,253

	Par	Value
Series 2018-1, Class M5, 6.26%, 04/25/2048(b)	$176,719	$162,239
Series 2018-2, Class M3, 4.72%, 10/26/2048(b)(c)	179,594	153,354
Series 2019-1, Class M5, 5.70%, 03/25/2049(b)(c)	466,285	394,316
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $42,465,308)		42,497,627
RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - 15.5%
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 12.19% (30 day avg SOFR US + 6.86%), 02/25/2040(b)	2,000,000	2,155,249
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043(b)	633,000	658,988
Series 2024-R01, Class 1B1, 8.02% (30 day avg SOFR US + 2.70%), 01/25/2044(b)	1,000,000	1,015,107
Series 2024-R01, Class 1B2, 9.32% (30 day avg SOFR US + 4.00%), 01/25/2044(b)	1,000,000	1,019,772
Series 2024-R02, Class 1B2, 9.02% (30 day avg SOFR US + 3.70%), 02/25/2044(b)	2,500,000	2,547,413
Series 2024-R03, Class 2B1, 8.12% (30 day avg SOFR US + 2.80%), 03/25/2044(b)	1,500,000	1,514,062
Series 2024-R04, Class 1B1, 7.52% (30 day avg SOFR US + 2.20%), 05/25/2044(b)(d)	1,325,000	1,330,797
FNMA, Pool 888534, 5.00%, 08/01/2037	4,878	4,770
FNMA Grantor Trust
Series 2003-T2, Class A1, 5.72% (30 day avg SOFR US + 0.39%), 03/25/2033	21,283	20,906
Series 2004-T3, Class 2A, 4.56%, 08/25/2043(c)	23,867	23,494
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037	64,218	57,991
Series 2007-W8, Class 1A5, 6.51%, 09/25/2037(c)	5,955	5,739

The accompanying notes are an integral part of these financial statements.

4

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - (Continued)
Freddie Mac Structured Agency Credit Risk
Series 2019-DNA4, Class B2, 11.69% (30 day avg SOFR US + 6.36%), 10/25/2049(b)	$2,216,000	$2,464,541
Series 2019-FTR3, Class B2, 10.24% (30 day avg SOFR US + 4.91%), 09/25/2047(b)	2,533,500	2,700,253
Series 2019-FTR4, Class B2, 10.44% (30 day avg SOFR US + 5.11%), 11/25/2047(b)	2,800,000	3,003,905
Series 2020-HQA5, Class B2, 12.72% (30 day avg SOFR US + 7.40%), 11/25/2050(b)	1,660,000	1,993,499
Series 2022-DNA2, Class M2, 9.07% (30 day avg SOFR US + 3.75%), 02/25/2042(b)	750,000	788,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M2, 7.02% (30 day avg SOFR US + 1.70%), 05/25/2044(b)	1,300,000	1,308,937
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 10.24% (30 day avg SOFR US + 4.91%), 02/25/2050(b)	2,590,000	2,785,810
Series 2020-DNA6, Class B2, 10.97% (30 day avg SOFR US + 5.65%), 12/25/2050(b)	800,000	890,599
Series 2020-HQA1, Class B2, 10.54% (30 day avg SOFR US + 5.21%), 01/25/2050(b)	2,050,000	2,219,191
Series 2020-HQA4, Class B2, 14.84% (30 day avg SOFR US + 9.51%), 09/25/2050(b)	780,000	1,024,439
Series 2021-DNA3, Class B2, 11.57% (30 day avg SOFR US + 6.25%), 10/25/2033(b)	1,000,000	1,182,770
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.65%, 12/25/2046(b)(c)	595,000	518,353
Series 2017-SC02, Class M2, 3.87%, 05/25/2047(b)(c)	1,411,000	1,280,480

	Par	Value
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(b)(c)	$711,622	$709,217
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $31,148,273)		33,225,136
ASSET-BACKED SECURITY - NON-AGENCY - 3.8%
Affirm, Inc., Series 2024-A, Class A, 5.61%, 02/15/2029(b)	1,000,000	997,259
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027(b)	1,125,000	1,080,007
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(b)	1,803,518	1,650,814
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044(b)	2,226,772	2,084,818
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027(b)	2,375,000	2,309,621
TOTAL ASSET-BACKED SECURITY - NON-AGENCY (Cost $8,083,202)		8,122,519
COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.0%(f)
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.21%, 03/25/2036(c)(e)	500,035	5
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042(c)(e)	5,639	0
Series 2005-23, Class IO, 0.00%, 06/17/2045(c)(e)	107,931	0
Series 2006-68, Class IO, 0.50%, 05/16/2046(c)(e)	91,415	73
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $2,045)		78

The accompanying notes are an integral part of these financial statements.

5

Medalist Partners MBS Total Return Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Shares	Value
PRIVATE PLACEMENT - 0.0%(f)
NewStream Energy Technologies Group, Inc., Convertible Promissory Note(d)	749,058	$0
TOTAL PRIVATE PLACEMENT
(Cost $749,058)		0
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 5.23%(g)	5,495,985	5,495,985
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,495,985)		5,495,985
TOTAL INVESTMENTS - 100.0%
(Cost $237,521,783)		213,571,773
Liabilities in Excess of Other Assets - (0.0)%(f)		(2,271)
TOTAL NET ASSETS - 100.0%		$213,569,502

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $182,207,978 or 85.3% of the Fund’s net assets.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,292,982 or 1.1% of net assets as of May 31, 2024.

(e)	Interest only security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 23.4%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 7.38% (1 mo. Term SOFR + 2.06%), 05/15/2036(a)	$1,113,000	$1,087,267
Series 2021-FL2, Class D, 7.93% (1 mo. Term SOFR + 2.61%), 05/15/2036(a)	3,000,000	2,904,894
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 6.39% (1 mo. Term SOFR + 1.07%), 11/15/2034(a)	1,000,000	707,500
BDS Ltd.
Series 2021-FL7, Class D, 7.78% (1 mo. Term SOFR + 2.46%), 06/16/2036(a)	3,315,000	3,215,974
Series 2021-FL7, Class E, 8.23% (1 mo. Term SOFR + 2.91%), 06/16/2036(a)	2,500,000	2,405,219
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 05/15/2038(a)	2,888,545	2,773,004
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 7.83% (1 mo. Term SOFR + 2.51%), 09/15/2036(a)	2,500,000	2,484,197
BX Trust
Series 2018-GW, Class D, 7.38% (1 mo. Term SOFR + 2.07%), 05/15/2035(a)	1,582,000	1,575,986
Series 2021-ARIA, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 10/15/2036(a)	2,330,000	2,292,992
Series 2021-LBA, Class CJV, 6.78% (1 mo. Term SOFR + 1.46%), 02/15/2036(a)	1,750,000	1,732,487
Series 2021-LBA, Class DJV, 7.03% (1 mo. Term SOFR + 1.71%), 02/15/2036(a)	1,260,000	1,243,846
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)	1,000,000	991,210

	Par	Value
BXMT Ltd.
Series 2020-FL2, Class C, 7.09% (1 mo. Term SOFR + 1.76%), 02/15/2038(a)	$ 2,950,000	$ 2,583,350
Series 2020-FL3, Class A, 6.84% (1 mo. Term SOFR + 1.51%), 11/15/2037(a)	2,256,096	2,204,221
Series 2021-FL4, Class C, 7.19% (1 mo. Term SOFR + 1.86%), 05/15/2038(a)	3,000,000	2,556,345
Series 2021-FL4, Class D, 7.69% (1 mo. Term SOFR + 2.36%), 05/15/2038(a)	3,500,000	2,760,611
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 04/10/2048	2,035,000	1,988,549
COMM Mortgage Trust, Series 2015-DC1, Class A4, 3.08%, 02/10/2048	718,068	711,311
Federal Home Loan Mortgage Corp., Series 2022-MN4, Class M2, 11.82% (30 day avg SOFR US + 6.50%), 05/25/2052(a)	3,000,000	3,348,795
GPMT 2021-FL4 Ltd., Series 2021-FL4, Class C, 7.79% (1 mo. Term SOFR + 2.46%), 12/15/2036(a)	2,900,000	2,640,179
GPMT Ltd., Series 2021-FL3, Class B, 7.38% (1 mo. Term SOFR + 2.06%), 07/16/2035(a)	1,000,000	974,780
Greystone Commercial Real Estate Ltd.
Series 2021-HC2, Class A, 7.23% (1 mo. Term SOFR + 1.91%), 12/15/2039(a)	2,500,000	2,487,991
Series 2024-HC3, Class B, 8.95% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)	2,925,000	2,933,383
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 6.83% (1 mo. Term SOFR + 1.51%), 06/16/2036(a)	934,000	914,925
Series 2021-FL1, Class D, 7.78% (1 mo. Term SOFR + 2.46%), 06/16/2036(a)	1,000,000	947,110
Series 2021-FL1, Class E, 8.38% (1 mo. Term SOFR + 3.06%), 06/16/2036(a)	750,000	702,317

The accompanying notes are an integral part of these financial statements.

7

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Series 2021-FL2, Class D, 7.58% (1 mo. Term SOFR + 2.26%), 09/17/2036(a)	$1,500,000	$1,450,274
Series 2021-FL2, Class E, 7.88% (1 mo. Term SOFR + 2.56%), 09/17/2036(a)	2,038,000	1,960,869
KREF, Series 2021-FL2, Class A, 6.51% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	2,494,942	2,448,162
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class M1, 5.94% (1 mo. Term SOFR + 0.61%), 03/25/2037(a)	2,906,170	2,682,637
Morgan Stanley Capital I Trust,
Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	2,000,000	1,744,461
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.93% (1 mo. Term SOFR + 2.61%), 07/15/2036(a)	1,000,000	983,496
Series 2021-FL6, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 07/16/2036(a)	1,300,000	1,259,900
Series 2021-FL7, Class E, 8.23% (1 mo. Term SOFR + 2.91%), 10/16/2036(a)	1,700,000	1,527,030
Series 2023-FL12, Class C, 9.10% (1 mo. Term SOFR + 3.78%), 10/19/2038(a)	1,000,000	1,007,755
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, 8.07% (1 mo. Term SOFR + 2.75%), 05/19/2038(a)	2,000,000	2,009,671
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.47% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	3,640,000	3,596,723
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 6.34% (1 mo. LIBOR US + 0.90%), 11/25/2047(a)(b)	58,969	58,595

	Par	Value
Series 2019-2, Class M3, 3.48%, 07/25/2049(a)(c)	$ 294,284	$ 260,930
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $74,442,374)		72,158,946
ASSET-BACKED SECURITY - NON-AGENCY - 22.2%
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 02/14/2028(a)	3,000,000	2,917,326
BOF URSA Funding Trust, Series 2024-EDU1, Class A, 6.77% (30 day avg SOFR US + 1.45%), 06/25/2047(a)	1,932,048	1,944,012
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.45%, 01/16/2029	2,270,423	2,209,984
Series 2021-2, Class D, 1.39%, 03/15/2029	2,800,000	2,702,451
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	2,450,000	2,352,278
Series 2021-3A, Class D, 1.55%, 06/15/2027	1,500,000	1,421,033
Series 2021-4A, Class D, 1.96%, 01/17/2028	2,642,000	2,524,034
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 02/16/2027(a)	2,423,000	2,326,094
Series 2021-2, Class C, 1.27%, 06/15/2027(a)	2,298,000	2,222,592
FREED ABS TRUST, Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	3,000,000	3,010,014
JPMorgan Chase Bank NA
Series 2021-2, Class C, 0.97%, 12/26/2028(a)	493,068	486,460
Series 2021-2, Class D, 1.14%, 12/26/2028(a)	558,990	551,597
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)	3,563,967	3,262,205
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	1,777,401	1,791,065

The accompanying notes are an integral part of these financial statements.

8

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY - NON-AGENCY - (Continued)
Mosaic Solar Loan Trust, Series 2020-1A, Class B, 3.10%, 04/20/2046(a)	$516,602	$ 453,332
Oportun Financial Corp.
Series 2021-A, Class C, 3.44%, 03/08/2028(a)	1,315,125	1,266,175
Series 2021-B, Class B, 1.96%, 05/08/2031(a)	1,500,000	1,421,325
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,166,000	2,172,548
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029(a)	2,155,275	2,115,517
Series 2022-2, Class B, 6.63%, 01/15/2030(a)	1,984,882	1,984,617
Series 2023-8, Class A, 7.30%, 06/16/2031(a)	1,338,676	1,352,727
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	1,998,716	2,028,507
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	3,000,000	3,005,442
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	2,000,000	2,004,127
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	1,500,000	1,501,150
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044(a)	3,181,103	2,978,311
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 07/15/2027	1,598,914	1,557,921
Series 2021-3, Class D, 1.33%, 09/15/2027	2,863,248	2,778,438
Series 2022-2, Class C, 3.76%, 07/16/2029	2,600,000	2,524,961
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	3,000,000	3,011,796
South Carolina Student Loan Corp., Series 2013-1, Class A, 5.94% (30 day avg SOFR US + 0.61%), 01/25/2041	60,962	60,530
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)(d)	3,337,783	3,040,573

	Par	Value
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032(a)	$ 776,097	$ 788,780
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027(a)	2,700,000	2,625,674
TOTAL ASSET-BACKED SECURITY - NON-AGENCY (Cost $68,233,450)		68,393,596
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 20.4%
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/2037(a)	2,296,000	2,216,446
Angel Oak Mortgage Trust
Series 2019-6, Class A1, 2.62%, 11/25/2059(a)(c)	1,563,464	1,517,411
Series 2021-3, Class M1, 2.48%, 05/25/2066(a)(c)	620,000	440,957
Series 2023-6, Class A3, 6.50%, 12/25/2067(a)(e)	941,765	944,697
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 6.87% (30 day avg SOFR US + 1.55%), 09/25/2031(a)	1,725,000	1,707,883
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029(c)	86,567	7,908
Boston Lending Trust
Series 2021-1, Class M1, 2.00%, 07/25/2061(a)(c)	1,136,613	575,947
Series 2021-1, Class M2, 2.00%, 07/25/2061(a)(c)	528,657	225,769
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062(a)(c)	2,190,854	1,945,941
Centex Home Equity Loan Trust, Series 2003-A, Class AF4, 4.25%, 12/25/2031(e)	1,613	1,606
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.67% (30 day avg SOFR US + 1.35%), 02/25/2050(a)	1,128,658	1,073,441
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067(a)(e)	1,060,242	1,045,520

The accompanying notes are an integral part of these financial statements.

9

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066(a)(c)	$1,373,448	$ 1,102,462
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033(e)	2	2
Deephaven Residential Mortgage Trust, Series 2021-3, Class A2, 1.40%, 08/25/2066(a)(c)	1,281,094	1,086,142
Eagle Re Ltd.
Series 2021-1, Class M1C, 8.02% (30 day avg SOFR US + 2.70%), 10/25/2033(a)	1,248,269	1,252,574
Series 2023-1, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	773,000	777,643
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057(a)(c)	2,216,098	2,049,343
Home Re Ltd., Series 2021-1, Class M2, 8.29% (30 day avg SOFR US + 2.96%), 07/25/2033(a)	1,136,000	1,145,059
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029(e)	1,340	1,322
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 6.58%, 07/25/2044(a)(c)	33,764	33,698
Series 2018-7FRB, Class B3, 6.76%, 04/25/2046(a)(c)	2,451,197	2,315,158
Series 2019-6, Class B3, 4.27%, 12/25/2049(a)(c)	4,054,415	3,641,510
Series 2023-HE3, Class A1, 6.92% (30 day avg SOFR US + 1.60%), 05/25/2054(a)	1,287,153	1,305,457
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 7.12% (30 day avg SOFR US + 1.80%), 03/25/2051(a)	1,108,173	1,085,906
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068(a)(e)	2,210,562	2,234,995
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029(a)(e)	1,500,000	1,497,156

	Par	Value
Progress Residential Trust
Series 2021-SFR1, Class B, 1.30%, 04/17/2038(a)	$ 2,750,000	$ 2,532,126
Series 2022-SFR3, Class E1, 5.20%, 04/17/2039(a)	3,000,000	2,862,052
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(e)	1,159,257	1,109,278
Radnor Re Ltd.
Series 2021-1, Class M1C, 8.02% (30 day avg SOFR US + 2.70%), 12/27/2033(a)	1,257,178	1,268,838
Series 2022-1, Class M1A, 9.07% (30 day avg SOFR US + 3.75%), 09/25/2032(a)	2,180,154	2,211,595
Series 2023-1, Class M1A, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	1,000,000	1,011,392
RESIDENTIAL MORTGAGE LOAN TRUST, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(c)(d)	2,750,000	2,497,555
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063(a)(e)	885,151	900,677
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(c)	860,937	840,947
Star Trust, Series 2021-SFR1, Class E, 7.13% (1 mo. Term SOFR + 1.81%), 04/17/2038(a)	3,460,000	3,359,060
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(e)	1,650,000	1,664,284
Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 02/25/2063(a)(c)	1,730,000	1,586,099
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(c)	1,897,658	1,891,245
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 2.49%, 11/27/2051(a)(e)	2,073,204	2,019,263
Series 2021-NP11, Class A1, 1.87%, 08/25/2051(a)(e)	1,091,859	1,050,875
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051(a)(e)	909,708	901,318

The accompanying notes are an integral part of these financial statements.

10

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - (Continued)
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067(a)(c)	$1,125,675	$1,064,635
Series 2023-8, Class A3, 6.97%, 12/25/2068(a)(e)	1,813,822	1,830,805
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(e)	992,852	1,006,654
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $64,404,902)		62,840,651
RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - 18.2%
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 9.19% (30 day avg SOFR US + 3.86%), 09/25/2039(a)	1,734,534	1,810,592
Series 2020-SBT1, Class 1M2, 9.09% (30 day avg SOFR US + 3.76%), 02/25/2040(a)	1,983,000	2,116,461
Series 2021-R01, Class 1B1, 8.42% (30 day avg SOFR US + 3.10%), 10/25/2041(a)	1,150,000	1,187,734
Series 2021-R01, Class 1M2, 6.87% (30 day avg SOFR US + 1.55%), 10/25/2041(a)	3,249,359	3,271,721
Series 2021-R02, Class 2M2, 7.32% (30 day avg SOFR US + 2.00%), 11/25/2041(a)	2,000,000	2,019,474
Series 2022-R01, Class 1M2, 7.22% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	1,300,000	1,315,974
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,000,000	1,073,720
Series 2023-R03, Class 2M2, 9.22% (30 day avg SOFR US + 3.90%), 04/25/2043(a)	1,460,000	1,571,131
Series 2023-R04, Class 1M2, 8.87% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,750,000	2,948,703
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	1,267,000	1,319,017

	Par	Value
Series 2024-R01, Class 1B1, 8.02% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	$ 1,200,000	$ 1,218,129
Series 2024-R02, Class 1B1, 7.82% (30 day avg SOFR US + 2.50%), 02/25/2044(a)	2,350,000	2,393,732
Series 2024-R03, Class 2B1, 8.12% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,000,000	1,009,375
Series 2024-R03, Class 2M2, 7.27% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	1,000,000	1,006,256
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2, 7.79% (30 day avg SOFR US + 2.46%), 04/25/2030	636,301	655,100
Series 2018-HRP2, Class B1, 9.64% (30 day avg SOFR US + 4.31%), 02/25/2047(a)	2,042,000	2,302,559
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048(a)(c)	29,416	28,283
Series 2020-HQA5, Class B1, 9.32% (30 day avg SOFR US + 4.00%), 11/25/2050(a)	1,350,000	1,520,543
Series 2021-DNA2, Class B1, 8.72% (30 day avg SOFR US + 3.40%), 08/25/2033(a)	2,060,000	2,299,939
Series 2021-DNA2, Class M2, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2033(a)	3,369,349	3,478,446
Series 2021-DNA6, Class M2, 6.82% (30 day avg SOFR US + 1.50%), 10/25/2041(a)	1,285,000	1,285,790
Series 2022-DNA1, Class M2, 7.82% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	2,500,000	2,543,862
Series 2022-DNA2, Class M2, 9.07% (30 day avg SOFR US + 3.75%), 02/25/2042(a)	1,000,000	1,051,805
Series 2023-HQA2, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	$1,540,682	$1,556,776
Series 2023-HQA3, Class A1, 7.17% (30 day avg SOFR US + 1.85%), 11/25/2043(a)	2,688,347	2,728,379

The accompanying notes are an integral part of these financial statements.

11

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - (Continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA4, Class B1, 10.69% (30 day avg SOFR US + 5.36%), 09/25/2050(a)	$818,009	$919,315
Series 2021-DNA1, Class B1, 7.97% (30 day avg SOFR US + 2.65%), 01/25/2051(a)	1,060,000	1,128,765
Series 2021-DNA3, Class B1, 8.82% (30 day avg SOFR US + 3.50%), 10/25/2033(a)	1,500,000	1,690,295
Series 2021-DNA5, Class B1, 8.37% (30 day avg SOFR US + 3.05%), 01/25/2034(a)	3,269,000	3,498,273
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	3,000,000	3,123,298
Series 2022-DNA4, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	1,000,000	1,048,635
Series 2022-DNA7, Class M1A, 7.82% (30 day avg SOFR US + 2.50%), 03/25/2052(a)	895,651	912,958
Government National Mortgage Association, Series 2008-55, Class WT, 5.51%, 06/20/2037(c)	5,214	5,208
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $53,512,743)		56,040,248
COLLATERALIZED LOAN OBLIGATIONS - 12.4%
Basswood Park CLO Ltd., Series 2021-1A, Class A, 6.59% (3 mo. Term SOFR + 1.26%), 04/20/2034(a)	3,150,000	3,153,938
BCRED MML CLO, Series 2022-1A, Class A1, 6.97% (3 mo. Term SOFR + 1.65%), 04/20/2035(a)	3,000,000	2,996,941

	Par	Value
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 6.73% (3 mo. Term SOFR + 1.40%), 07/15/2031(a)	$ 1,986,964	$ 1,990,733
Series 2015-1A, Class AR3, 6.57% (3 mo. Term SOFR + 1.24%), 07/20/2031(a)	1,403,581	1,405,686
Cent CLO, Series 2022-32A, Class A1R, 6.77% (3 mo. Term SOFR + 1.45%), 07/24/2034(a)(d)	2,860,000	2,865,877
Crestline Denali CLO XVII Ltd., Series 2018-1A, Class AR, 6.65% (3 mo. Term SOFR + 1.32%), 10/15/2031(a)	2,183,363	2,185,197
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 6.69% (3 mo. Term SOFR + 1.36%), 04/20/2031(a)	2,013,892	2,018,244
Deerpath Capital CLO Ltd.
Series 2021-1A, Class A1, 7.23% (3 mo. Term SOFR + 1.91%), 04/17/2033(a)	1,500,000	1,500,562
Series 2023-1A, Class A1, 8.13% (3 mo. Term SOFR + 2.80%), 04/15/2035(a)	3,000,000	3,039,144
Katayma CLO Ltd., Series 2023-1A, Class A1, 7.32% (3 mo. Term SOFR + 2.00%), 10/20/2036(a)	3,000,000	3,039,762
KKR CLO 9 Ltd., Series 9, Class AR2, 6.54% (3 mo. Term SOFR + 1.21%), 07/15/2030(a)	394,024	394,807
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.56% (3 mo. Term SOFR + 1.24%), 10/17/2029(a)	1,115,351	1,115,767
Palmer Square CLO Ltd., Series 2022-4A, Class A1A, 7.47% (3 mo. Term SOFR + 2.15%), 10/20/2035(a)	2,000,000	2,011,019
Park Blue CLO Ltd.
Series 2022-1A, Class A1, 7.77% (3 mo. Term SOFR + 2.45%), 10/20/2034(a)	2,000,000	2,011,500
Series 2022-2A, Class A1, 7.87% (3 mo. Term SOFR + 2.55%), 01/20/2035(a)	2,500,000	2,506,500

The accompanying notes are an integral part of these financial statements.

12

Medalist Partners Short Duration Fund
Schedule of Investments
As of May 31, 2024 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
PennantPark CLO Ltd., Series 2021-3A, Class A1, 7.21% (3 mo. Term SOFR + 1.88%), 10/22/2032(a)	$2,000,000	$2,001,430
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 7.19% (3 mo. LIBOR US + 1.60%), 06/22/2030(a)(b)	820,623	822,284
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, 6.82% (3 mo. Term SOFR + 1.49%), 11/20/2029(a)	264,518	264,930
Sound Point CLO Ltd., Series 2018-3A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.30%), 10/26/2031(a)	1,000,000	1,000,000
Telos CLO Ltd., Series 2013-4A, Class AR, 6.82% (3 mo. Term SOFR + 1.50%), 01/17/2030(a)	477,018	477,509
Trinitas CLO Ltd., Series 2021-18A, Class A1, 6.76% (3 mo. Term SOFR + 1.43%), 01/20/2035(a)	1,510,000	1,513,697
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.47% (3 mo. Term SOFR + 1.14%), 04/15/2027(a)	10,346	10,346
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $38,220,049)		38,325,873
CORPORATE BONDS - 0.6%
Financial - 0.6%
Korth Direct Mortgage, Inc., 10.00%, 03/25/2025(a)(d)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $1,960,137)		1,891,250
COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.0%(f)
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049(c)(g)	275,679	398
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $1,609)		398

	Shares	Value
SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 5.23%(h)	9,741,593	$9,741,593
TOTAL SHORT-TERM INVESTMENTS (Cost $9,741,593)		9,741,593
TOTAL INVESTMENTS - 100.4% (Cost $310,516,857)		309,392,555
Liabilities in Excess of Other Assets - (0.4)%		(1,234,509)
TOTAL NET ASSETS - 100.0%		$308,158,046

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $278,147,928 or 90.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,295,255 or 3.3% of net assets as of May 31, 2024.

(e)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(f)	Represents less than 0.05% of net assets.
(g)	Interest only security.
(h)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

STATEMENTS OF ASSETS AND LIABILITIES
at May 31, 2024 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
ASSETS
Investments in securities, at value (identified cost $237,521,783 and $310,516,857, respectively)	$213,571,773	$309,392,555
Receivables
Fund shares issued	211,331	1,227,405
Securities sold	—	8,621
Interest	696,089	993,952
Prepaid expenses	40,217	29,181
Total assets	214,519,410	311,651,714
LIABILITIES
Payables
Dividends	362,508	413,838
Investments purchased	—	2,495,416
Fund shares redeemed	294,876	315,902
Due to Adviser	99,271	85,978
Administration and fund accounting fees	74,531	87,758
Sub-transfer agency fees	45,203	31,183
Transfer agent fees and expenses	24,900	18,429
12b-1 distribution fees	11,399	12,698
Audit fees	14,776	13,941
Custody fees	7,296	5,853
Chief Compliance Officer fee	3,139	3,139
Trustee fees and expenses	1,100	1,099
Accrued expenses	10,909	8,434
Total liabilities	949,908	3,493,668
NET ASSETS	$213,569,502	$308,158,046
CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$5,928,916
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	709,378
Net asset value and redemption price per share	$8.36
Maximum offering price per share (Net asset value per share divided by 98.00%)	$8.53
Investor Class
Net assets applicable to shares outstanding	$14,180,712	$20,338,743
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,699,763	2,158,669
Net asset value, offering and redemption price per share	$8.34	$9.42

The accompanying notes are an integral part of these financial statements.

14

STATEMENTS OF ASSETS AND LIABILITIES
at May 31, 2024 (Unaudited)(Continued)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
Institutional Class
Net assets applicable to shares outstanding	$193,459,874	$287,819,303
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	23,248,804	30,572,179
Net asset value, offering and redemption price per share	$8.32	$9.41
COMPONENTS OF NET ASSETS
Paid-in capital	$667,263,770	$336,637,648
Total accumulated deficit	(453,694,268)	(28,479,602)
Net assets	$213,569,502	$308,158,046

The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2024 (Unaudited)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
INVESTMENT INCOME
Income
Interest	$7,927,947	$10,112,655
Total income	7,927,947	10,112,655
Expenses
Advisory fees (Note 4)	598,964	502,820
Administration and fund accounting fees (Note 4)	133,503	168,901
Sub-transfer agency expenses (Note 4)	86,833	99,896
Transfer agent fees and expenses (Note 4)	46,468	39,018
Registration fees	28,996	34,165
12b-1 fees - Class A (Note 5)	7,012	—
12b-1 fees - Investor Class (Note 5)	17,757	20,420
Custody fees (Note 4)	16,646	21,175
Audit fees	14,514	13,693
Trustees fees and expenses	8,117	7,762
Legal fees	7,764	3,958
Chief Compliance Officer fee (Note 4)	6,268	6,268
Shareholder reporting	4,838	7,665
Insurance expense	3,981	3,111
Miscellaneous	3,221	4,435
Total expenses before interest expense and waiver	984,882	933,287
Interest expense (Note 7)	31,269	—
Total expenses before waiver	1,016,151	933,287
Less: Advisory fee waiver (Note 4)	(63,080)	(50,889)
Net expenses	953,071	882,398
Net investment income	6,974,876	9,230,257
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	279,852	212,241
Net change in unrealized appreciation/(depreciation) on investments	9,383,976	3,565,787
Net realized and unrealized gain on investments	9,663,828	3,778,028
Net Increase in Net Assets Resulting from Operations	$16,638,704	$13,008,285

The accompanying notes are an integral part of these financial statements.

16

Medalist Partners MBS Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$6,974,876	$22,676,325
Net realized gain/(loss) from investments	279,852	(42,307,390)
Net change in unrealized appreciation/(depreciation) on investments	9,383,976	45,838,236
Net increase in net assets resulting from operations	16,638,704	26,207,171
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(196,171)	(360,140)
Investor Class	(6,492,082)	(22,626,221)
Institutional Class	(498,472)	(1,326,737)
Total distributions to shareholders	(7,186,725)	(24,313,098)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	7,358,552	(145,624,503)
Total increase/(decrease) in net assets	16,810,531	(143,730,430)
NET ASSETS
Beginning of period	196,758,971	340,489,401
End of period	$213,569,502	$196,758,971

(a)	A summary of share transactions is as follows:

	Class A
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	239,368	$1,939,587	140,290	$1,118,583
Shares issued on reinvestments of distributions	22,929	189,449	41,962	334,912
Shares redeemed	(92,769)	(759,438)	(224,213)	(1,780,860)
Net increase/(decrease)	169,528	$ 1,369,598	(41,961)	$ (327,365)

	Investor Class
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	583,857	$4,769,810	1,001,802	$8,038,132
Shares issued on reinvestments of distributions	51,512	424,649	143,515	1,143,477
Shares redeemed	(573,883)	(4,716,135)	(1,751,161)	(13,961,400)
Net increase/(decrease)	61,486	$478,324	(605,844)	$ (4,779,791)

The accompanying notes are an integral part of these financial statements.

17

Medalist Partners MBS Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Institutional Class
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,848,431	$96,763,296	13,038,096	$104,248,126
Shares issued on reinvestments of distributions	519,446	4,274,145	1,583,231	12,590,209
Shares redeemed	(11,815,105)	(95,526,811)	(32,430,788)	(257,355,682)
Net increase/(decrease)	552,772	$5,510,630	(17,809,461)	$(140,517,347)

The accompanying notes are an integral part of these financial statements.

18

Medalist Partners Short Duration Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$9,230,257	$14,311,633
Net realized gain/(loss) from investments	212,241	(1,147,162)
Capital gain distributons from regulated investment companies	—	4
Net change in unrealized appreciation/(depreciation) on investments	3,565,787	5,885,594
Net increase in net assets resulting from operations	13,008,285	19,050,069
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(522,324)	(972,041)
Institutional Class	(9,033,521)	(13,322,405)
Total distributions to shareholders	(9,555,845)	(14,294,446)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	60,741,661	41,912,266
Total increase in net assets	64,194,101	46,667,889
NET ASSETS
Beginning of period	243,963,945	197,296,056
End of period	$308,158,046	$243,963,945

(a) A summary of share transactions is as follows:

	Investor Class
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	819,197	$7,701,586	216,447	$2,002,513
Shares issued on reinvestments of distributions	50,023	469,864	96,348	890,349
Shares redeemed	(273,779)	(2,571,137)	(908,071)	(8,369,975)
Net increase/(decrease)	595,441	$ 5,600,313	(595,276)	$ (5,477,113)

	Institutional Class
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,183,364	$85,955,719	19,401,125	$179,133,536
Shares issued on reinvestments of distributions	723,428	6,788,576	1,214,318	11,226,002
Shares redeemed	(4,003,491)	(37,602,947)	(15,464,311)	(142,970,159)
Net increase	5,903,301	$55,141,348	5,151,132	$47,389,379

The accompanying notes are an integral part of these financial statements.

19

Medalist Partners MBS Total Return Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Class A
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.94	$7.88	$9.64	$9.08	$10.43	$10.50
Income from investment operations:
Net investment income^	0.28	0.66	0.39	0.26	0.36	0.46
Net realized and unrealized gain/(loss) on investments	0.42	0.12	(1.73)	0.59	(1.32)	(0.03)
Total from investment operations	0.70	0.78	(1.34)	0.85	(0.96)	0.43
Less distributions:
From net investment income	(0.28)	(0.72)	(0.42)	(0.29)	(0.39)	(0.50)
Total distributions	(0.28)	(0.72)	(0.42)	(0.29)	(0.39)	(0.50)
Net asset value, end of period	$8.36	$7.94	$7.88	$9.64	$9.08	$10.43
Total return	9.03%+	10.26%	-14.15%	9.45%	-9.14%	4.19%
Ratios/supplemental data:
Net assets, end of period (thousands)	$5,929	$4,288	$4,586	$8,810	$10,256	$33,799
Ratio of expenses to average net assets*:
Before waiver	1.24%++	1.17%	1.12%	1.05%	1.09%	1.02%
After waiver	1.18%++	1.17%	1.12%	1.05%	1.09%	1.02%
Ratio of net investment income to average net assets:
Before waiver	6.71%++	8.22%	4.05%	2.77%	3.83%	4.38%
After waiver	6.77%++	8.22%	4.05%	2.77%	3.83%	4.38%
Portfolio turnover rate	14%+	36%	13%	78%	79%	118%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.03% for the six months ended May 31, 2024.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

20

Medalist Partners MBS Total Return Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Investor Class
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.93	$7.87	$9.63	$9.07	$10.43	$10.50
Income from investment operations:
Net investment income^	0.28	0.67	0.38	0.26	0.36	0.46
Net realized and unrealized gain/(loss) on investments	0.41	0.11	(1.71)	0.59	(1.33)	(0.03)
Total from investment operations	0.69	0.78	(1.33)	0.85	(0.97)	0.43
Less distributions:
From net investment income	(0.28)	(0.72)	(0.43)	(0.29)	(0.39)	(0.50)
Total distributions	(0.28)	(0.72)	(0.43)	(0.29)	(0.39)	(0.50)
Net asset value, end of period	$8.34	$7.93	$7.87	$9.63	$9.07	$10.43
Total return	9.05%+	10.28%	-14.16%	9.46%	-9.24%	4.19%
Ratios/supplemental data:
Net assets, end of period (thousands)	$14,181	$12,988	$17,668	$54,546	$73,022	$205,755
Ratio of expenses to average net assets*:
Before waiver	1.24%++	1.17%	1.12%	1.05%	1.09%	1.02%
After waiver	1.18%++	1.17%	1.12%	1.05%	1.09%	1.02%
Ratio of net investment income to average net assets:
Before waiver	6.72%++	8.40%	4.05%	2.77%	3.81%	4.38%
After waiver	6.78%++	8.40%	4.05%	2.77%	3.81%	4.38%
Portfolio turnover rate	14%+	36%	13%	78%	79%	118%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.03% for the six months ended May 31, 2024.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

21

Medalist Partners MBS Total Return Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Institutional Class
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.91	$7.86	$9.61	$9.05	$10.44	$10.51
Income from investment operations:
Net investment income^	0.29	0.69	0.39	0.29	0.38	0.48
Net realized and unrealized gain/(loss) on investments	0.41	0.10	(1.69)	0.59	(1.36)	(0.02)
Total from investment operations	0.70	0.79	(1.30)	0.88	(0.98)	0.46
Less distributions:
From net investment income	(0.29)	(0.74)	(0.45)	(0.32)	(0.41)	(0.53)
Total distributions	(0.29)	(0.74)	(0.45)	(0.32)	(0.41)	(0.53)
Net asset value, end of period	$8.32	$7.91	$7.86	$9.61	$9.05	$10.44
Total return	9.19%+	10.44%	-13.87%	9.75%	-9.28%	4.45%
Ratios/supplemental data:
Net assets, end of period (thousands)	$193,460	$179,483	$318,235	$1,125,605	$1,065,862	$2,088,703
Ratio of expenses to average net assets*:
Before waiver	0.99%++	0.92%	0.87%	0.80%	0.84%	0.77%
After waiver	0.93%++	0.92%	0.87%	0.80%	0.84%	0.77%
Ratio of net investment income to average net assets:
Before waiver	6.95%++	8.67%	4.30%	3.02%	4.04%	4.63%
After waiver	7.01%++	8.67%	4.30%	3.02%	4.04%	4.63%
Portfolio turnover rate	14%+	36%	13%	78%	79%	118%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.03% for the six months ended May 31, 2024.

+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

22

Medalist Partners Short Duration Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Investor Class
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.31	$9.11	$9.63	$9.56	$9.89	$9.87
Income from investment operations:
Net investment income^	0.29	0.56	0.21	0.14	0.18	0.28
Net realized and unrealized gain/(loss) on investments	0.11	0.20	(0.48)	0.08	(0.33)	0.03
Total from investment operations	0.40	0.76	(0.27)	0.22	(0.15)	0.31
Less distributions:
From net investment income	(0.29)	(0.56)	(0.25)	(0.15)	(0.18)	(0.29)
Total distributions	(0.29)	(0.56)	(0.25)	(0.15)	(0.18)	(0.29)
Net asset value, end of period	$9.42	$9.31	$9.11	$9.63	$9.56	$9.89
Total return	4.47%+	8.57%	-2.80%	2.25%	-1.43%	3.20%
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 20,339	$ 14,548	$ 19,655	$ 44,379	$ 60,465	$ 88,502
Ratio of expenses to average net assets:
Before fee waiver	0.88%++	0.91%	0.91%	0.87%	0.88%	0.90%
After fee waiver	0.85%++	0.85%	0.86%*	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before fee waiver	6.15%++	5.97%	2.34%	1.48%	1.87%	2.77%
After fee waiver	6.18%++	6.03%	2.39%	1.50%	1.90%	2.82%
Portfolio turnover rate	39%+	43%	42%	83%	107%	131%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

23

Medalist Partners Short Duration Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Institutional Class
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.30	$9.10	$9.63	$9.55	$9.90	$9.88
Income from investment operations:
Net investment income^	0.30	0.58	0.25	0.17	0.20	0.30
Net realized and unrealized gain/(loss) on investments	0.11	0.20	(0.50)	0.08	(0.34)	0.03
Total from investment operations	0.41	0.78	(0.25)	0.25	(0.14)	0.33
Less distributions:
From net investment income	(0.30)	(0.58)	(0.28)	(0.17)	(0.21)	(0.31)
Total distributions	(0.30)	(0.58)	(0.28)	(0.17)	(0.21)	(0.31)
Net asset value, end of period	$9.41	$9.30	$9.10	$9.63	$9.55	$9.90
Total return	4.61%+	8.85%	-2.66%	2.61%	-1.28%	3.38%
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 287,819	$ 229,416	$ 177,641	$ 269,554	$ 327,719	$ 361,705
Ratio of expenses to average net assets:
Before fee waiver	0.63%++	0.66%	0.66%	0.62%	0.63%	0.65%
After fee waiver	0.60%++	0.60%	0.61%*	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets:
Before fee waiver	6.41%++	6.25%	2.59%	1.73%	2.06%	2.96%
After fee waiver	6.44%++	6.31%	2.64%	1.75%	2.09%	3.01%
Portfolio turnover rate	39%+	43%	42%	83%	107%	131%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

24

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Medalist Partners MBS Total Return Fund and the Medalist Partners Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Medalist Partners MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation. The investment objective of the Medalist Partners Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital. Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares. The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load. The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013, and the Class A shares commenced operations on December 18, 2015. The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations. Distributions to shareholders are recorded on the ex-dividend date.

25

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly. The Funds distribute any realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities except for three securities in the Total Return Fund and no securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program. At May 31, 2024, the Total Return Fund held $5 or 0.0% in 144A securities classified as illiquid. Other restricted investments held by the Funds at May 31, 2024 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 12 for more information regarding subsequent events.

26

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Each independent pricing service typically values securities based on one or more inputs as described below. Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values are generally categorized as level 3.
Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

27

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Medalist Partners, LP (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2024:
Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Non-Agency	$—	$8,122,519	$—	$8,122,519
Commercial Mortgage-Backed Securities - Agency	—	78	—	78
Commercial Mortgage-Backed Securities - Non-Agency	—	42,497,627	—	42,497,627
Residential Mortgage-Backed Securities - Agency	—	31,894,339	1,330,797	33,225,136
Residential Mortgage-Backed Securities - Non-Agency	—	123,268,243	962,185	124,230,428
Total Fixed Income	—	205,782,806	2,292,982	208,075,788
Private Placement Participation Agreements	—	—	—	—
Money Market Fund	5,495,985	—	—	5,495,985
Total Investments	$5,495,985	$205,782,806	$2,292,982	$213,571,773

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Non-Agency	$ —	$65,353,023	$3,040,573	$68,393,596
Collateralized Loan Obligations	—	35,459,996	2,865,877	38,325,873

28

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities - Agency	—	398	—	398
Commercial Mortgage-Backed Securities - Non-Agency	—	72,158,946	—	72,158,946
Corporate Bonds	—	—	1,891,250	1,891,250
Residential Mortgage-Backed Securities - Agency	—	56,040,248	—	56,040,248
Residential Mortgage-Backed Securities - Non-Agency	—	60,343,096	2,497,555	62,840,651
Total Fixed Income	—	289,355,707	10,295,255	299,650,962
Money Market Fund	9,741,593	—	—	9,741,593
Total Investments	$9,741,593	$289,355,707	$10,295,255	$309,392,555

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.
The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Residential MBS - Agency	Residential MBS - Non-Agency
Balance as of November 30, 2023	$—	$—
Accrued discounts/premiums	—	1,138
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	5,797	53,576
Purchases	1,325,000	—
Sales	—	—
Transfers in and/or out of Level 3	—	907,471
Balance as of May 31, 2024	$ 1,330,797	$ 962,185

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2024, and still classified at level 3 was $0
The following is a summary of quantitative information about level 3 valued measurements:

	Value	Valuation Technique(s)	Unobservable Input	Input/Range
Residential Mortgage-Backed Securities - Agency	$ 1,330,797	Market Transaction Method	Prior/Recent Transaction	$ 100.44
Residential Mortgage-Backed Securities - Non-Agency	$962,185	Market Transaction Method	Prior/Recent Transaction	$ 78.07

29

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Collaterized Loan Obligation	Corporate Bonds	Asset-Backed Securities	Residential MBS-Non-Agency
Balance as of November 30, 2023	$—	$ 1,891,250	$—	$—
Accrued discounts/premiums	—	22,628	3,842	—
Realized gain/(loss)	—	—	10,374	—
Change in unrealized appreciation/(depreciation)	5,877	(22,628)	(7,084)	3,665
Purchases	2,860,000	—	3,154,014	2,493,890
Sales	—	—	(120,573)	—
Transfers in and/or out of Level 3	—	—	—	—
Balance as of May 31, 2024	$ 2,865,877	$ 1,891,250	$ 3,040,573	$ 2,497,555

The change in unrealized appreciation/(depreciation) for level 3 securities still held at
May 31, 2024, and still classified at level 3 was $0.
The following is a summary of quantitative information about level 3 valued measurements:

	Value	Valuation Technique(s)	Unobservable Input	Input/Range
Collaterized Loan Obligation	$ 2,865,877	Market Transaction Method	Prior/Recent Transaction	$ 100.21
Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56
Asset-Backed Securities	$3,040,573	Market Transaction Method	Prior/Recent Transaction	$91.10
Residential MBS - Non-Agency	$2,497,555	Market Transaction Method	Prior/Recent Transaction	$90.82

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2024, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update
2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective

30

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (“SOFR”) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion. For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets. For the six months ended May 31, 2024, the advisory fees incurred by the Funds are disclosed in the statements of operations.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.
During the six months ended May 31, 2024, the Adviser reduced its fees and absorbed Fund expenses in the amount of $63,080 and $50,889 in the Total Return Fund and the Short Duration Fund, respectively. The Adviser did not recoup management fees during the six months ended May 31, 2024. Any amount due from the Adviser is paid monthly to each Fund. The expense limitation will remain in

31

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)

effect through at least September 26, 2025 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Total Return Fund		Short Duration Fund
Expiration	Amount	Expiration	Amount
5/31/27	$63,080	11/30/26	$23,876
	$63,080	5/31/27	50,889
			$74,765

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2024, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services. These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the six months ended May 31, 2024 are disclosed in the statements of operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended May 31, 2024, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$54,671,681	$28,035,369	$ 1,348	$5,325
Short Duration Fund	167,132,905	107,365,882	—	45,017

32

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)
NOTE 7 – LINE OF CREDIT
The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000, or 20% of the fair value of unencumbered assets of each Fund. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2024, the Total Return Fund drew upon its line of credit. The Total Return Fund utilized the line on five days, had an average daily outstanding balance of $3,477,000, a weighted average interest rate of 8.00%, paid interest expense of $31,269, and had a maximum amount outstanding of $7,375,000 on December 12, 2023. The Short Duration Fund did not draw on the line of credit during the six months ended May 31, 2024. At May 31, 2024, the Funds had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended May 31, 2024 and the year ended November 30, 2023 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2024	Nov. 30, 2023	May 31, 2024	Nov. 30, 2023
Ordinary income	$7,186,725	$24,313,098	$9,555,845	$14,294,446

As of November 30, 2023, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total Return Fund	Short Duration Fund
Cost of investments (a)	$207,644,352	$247,893,615
Gross unrealized appreciation	1,845,928	1,613,865
Gross unrealized depreciation	(35,329,701)	(6,303,954)
Net unrealized depreciation (a)	(33,483,773)	(4,690,089)
Undistributed ordinary income	665,350	492,487
Undistributed long-term capital gain	—	—
Total distributable earnings	665,350	492,487
Other accumulated gains/(losses)	(430,327,824)	(27,734,440)
Total accumulated earnings/(losses)	$(463,146,247)	$(31,932,042)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund. The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

As of November 30, 2023, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$208,424,433	$221,223,683
Short Duration Fund	20,441,116	7,111,419

33

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

34

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)
•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Charles Schwab & Co., Inc.	26.79%
	National Financial Services LLC	27.59%
Short Duration Fund	Charles Schwab & Co., Inc.	54.64%

NOTE 11 – CHANGES TO OFFICERS
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust.
Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.

35

NOTES TO FINANCIAL STATEMENTS
at May 31, 2024 (Unaudited)(Continued)
NOTE 12 – SUBSEQUENT EVENTS
At the board meeting held on June 27, 2024 the Board of Trustees (the “Board”) approved two additional trustees to Advisors Series Trust (the “Trust”). At a special shareholder meeting being held on August 27, 2024, shareholders will vote on Michele Rackey and two additional nominees to join the Board as Trustees. One of the nominees, Michele Rackey, already serves as a Trustee of the Trust but has not yet been elected by shareholders.

36

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
2

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	8/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/7/2024

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/7/2024

* Print the name and title of each signing officer under his or her signature

4